Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Consolidated Statements of Shareholders' Equity
Employee stock plans activity, tax impact	$ 13.7	$ 16.1	$ 2.9